Dividends on ordinary shares and other equity instruments (Narrative) (Details) £ / shares in Units, £ in Millions			6 Months Ended	12 Months Ended
	Mar. 09, 2021 GBP (£)	Mar. 25, 2020 GBP (£)	Jun. 30, 2020 GBP (£)	Dec. 31, 2020 GBP (£) £ / shares	Dec. 31, 2019 GBP (£) £ / shares	Dec. 31, 2020 € / shares	Dec. 31, 2020 $ / shares	Mar. 15, 2005 € / shares
Dividends paid, ordinary shares				£ 263	£ 233
Other equity instruments coupons paid				677	660
Capital contribution from Barclays Plc				1,500	995
Dividends on preference shares and other shareholders equity				42	41
Appropriation of retained profits [Member]
Dividends approved	£ 694
Full year dividend payment [Member]
Dividends approved	174
Partially fund a share buy-back [Member]
Dividends approved	£ 520
Total equity excluding non-controlling interests [member]
Dividends paid, ordinary shares				263	233
Other equity instruments coupons paid				677	660
Dividends paid, relating to prior years				263
Dividends, interim					£ 233
Dividends paid, ordinary shares per share | £ / shares				£ 0.0011	£ 0.001
Dividends paid, Barclays PLC		£ 263
Capital contribution from Barclays Plc			£ 1,500	£ 1,500	£ 995
Dividends on preference shares and other shareholders equity				42	41
Other equity instruments [member]
Dividends paid, ordinary shares				0	0
Other equity instruments coupons paid				677	660
Capital contribution from Barclays Plc				0	0
Dividends on preference shares and other shareholders equity				£ 0	0
Ordinary shares [member]
Par value per share | £ / shares				£ 1
Preference shares [member] | Total equity excluding non-controlling interests [member]
Dividends on preference shares and other shareholders equity				£ 42	£ 41
4.75% Euro Preference Shares [member]
Par value per share | € / shares								€ 100
4.75% Euro Preference Shares [member] | Total equity excluding non-controlling interests [member]
Dividends paid, other shares per share | £ / shares				£ 439.21	£ 409.44
Par value per share | € / shares						€ 100
6.278% USD 100 [member] | Total equity excluding non-controlling interests [member]
Dividends paid, other shares per share | £ / shares				£ 485.75	£ 485.94
Par value per share | $ / shares							$ 100